CONVERTIBLE DEBT OBLIGATIONS - Convertible notes 2020 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum
Disclosure of detailed information about borrowings [line items]
Exercise price		$ 42.86
2020 Convertible Notes
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount converted	$ 161,500	$ 891,400
Accrued interest converted	$ 6,170	$ 23,016
Number of shares issued upon conversion of debt		25,652
2020 Convertible Notes | Minimum
Disclosure of detailed information about borrowings [line items]
Exercise price		$ 34.87
2020 Convertible Notes | Maximum
Disclosure of detailed information about borrowings [line items]
Exercise price		$ 42.86
2020 Convertible Notes | GeniusU Limited
Disclosure of detailed information about borrowings [line items]
Number of shares issued upon conversion of debt	13,306
2020 Convertible Notes | GeniusU Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Exercise price	$ 10
2020 Convertible Notes | GeniusU Limited | Maximum
Disclosure of detailed information about borrowings [line items]
Exercise price	$ 15